Interests in other entities - Narrative (Details) € in Thousands, £ in Millions, $ in Millions							12 Months Ended
	Aug. 23, 2022 EUR (€)	Aug. 23, 2022 USD ($)	Feb. 14, 2022 EUR (€)	Feb. 14, 2022 GBP (£)	Feb. 01, 2022 EUR (€)	Feb. 01, 2022 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Acquisitions of non-current financial assets							€ 6,149	€ 7,637	€ 1,248
Gain on fair value remeasurement							1,344	0	€ 0
Europass SAS
Disclosure of transactions between related parties [line items]
Recoverable amount of investment							0
Impairment loss							2,500
Twig
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					1.00%	1.00%
Acquisitions of non-current financial assets					€ 1,200	£ 1.0
Gain on fair value remeasurement							1,300
Toshi
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired			17.45%	17.45%
Acquisitions of non-current financial assets			€ 2,500	£ 2.1
Reflaunt
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	4.29%	4.29%
Acquisitions of non-current financial assets	€ 2,000	$ 2.0
Joint Ventures and Associates
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions							€ 0	€ 0